Biological assets (Details 1) - a		Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		38,199	37,585
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		9,836	8,766
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)		1,404	976
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Planted area (Hectares)	[1]	26,959	27,843

[1]	For sugarcane the area considered above refers to the total to be harvested in all the future cuts, considered in the cash flow for calculation of fair value of biological assets. This area includes the hectares leased from Brenco and Partnership IV, according to contracts executed on May 8, 2015 and February 7, 2017, respectively.